UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:  March 31, 2011

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit High Income Municipal Bond Fund – Class I (Series D)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 91.1%
Alabama - 0.4%
380,000	ASMS Public Education Building Rev. (ASMSF LLC Proj.) (AMBAC Insured) [9]	4.38	9/1/26	377,025
215,000	Birmingham-Southern College Private Education Building Rev.	5.35	12/1/19	162,712

				539,737

Alaska - 0.8%
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	479,935
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home)	5.50	12/1/12	162,400
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	482,315

				1,124,650

Arizona - 2.7%
1,043,088	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	901,342
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	255,770
225,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	200,511
495,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	402,361
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	236,780
50,000	Pima Co. Industrial Dev. Auth. Education Rev. (Center For Academic Success Proj.) [4]	5.38	7/1/22	47,011
420,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	416,636
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	486,610
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	352,152
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	490,780
100,000	Westpark Community Facs. District G.O.	4.90	7/15/16	97,318

				3,887,271

California - 13.0%
250,000	Abag Finance Authority for Nonprofit Corps. Rev. (Jackson Lab)	5.75	7/1/37	239,602
350,000	Acalanes Union High School District G.O. [6]	3.02	8/1/39	151,123
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	474,195
250,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	205,382
250,000	Alameda Corridor Transportation Auth. Rev. Sr. Lien (NATL-RE Insured)	5.25	10/1/21	250,075
750,000	Alvord Unified School District G.O. (AGM Insured) [6]	6.40	8/1/25	309,135
315,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	4.50	6/1/21	275,323
500,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	5.00	6/1/36	344,675
350,000	CA Community Hsg. Fin. Agy. Lease Rev. Pass Thru Obligation	4.85	11/1/12	175,004
600,000	CA Finance Auth. Education Rev. (American Heritage Education Foundation Proj.)	5.25	6/1/26	509,130
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	265,800
250,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	233,538
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	500,064
500,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	465,315
250,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	231,780
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	527,610
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	375,235
575,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Orange Tree Proj.) (GNMA Collateral)	6.15	11/20/36	609,753
500,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Education Student Hsg. Proj.)	5.40	6/1/17	478,970
350,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	350,326
510,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	509,796
250,000	CA Statewide Communities Dev. Auth. School Facs. Rev. (Aspire Public Schools)	5.00	7/1/20	237,302
450,000	CA Statewide Communities Dev. Auth. Special Tax (Orinda Proj.)	6.00	9/1/29	387,950
500,000	Calexico Community Redev. Agy. Tax Allocation (Redev. Proj. Area)(AMBAC Insured)	4.20	8/1/28	375,170
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	225,480
1,000,000	Colton Joint Unified School District (AGM Insured) [6]	5.80	8/1/35	479,130
500,000	Duarte Unified School District G.O. Capital Appreciation [6]	1.71	8/1/26	386,860

See accompanying notes to schedule of investments.
JUNE 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	260,615
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	255,755
500,000	Hawthorne School District C.O.P. (AGM Insured) [6]	6.00	12/1/29	411,135
395,000	Hawthorne School District G.O. Capital Appreciation (NATL-RE Insured) [6]	7.12	11/1/26	143,768
300,000	Hayward Unified School District G.O (AGM-CR Insured)	5.00	8/1/26	302,532
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	0.97	8/1/40	202,242
500,000	Lemon Grove Community Dev. Agency Tax Allocation (Redev. Proj.)	5.15	8/1/25	464,885
215,000	Lindsay-Strathmore Irrigation District C.O.P. [9]	4.50	8/1/30	200,864
560,000	Manteca Unified School District Capital Appreciation C.O.P. (NATL-RE Insured) [6]	7.55	9/15/25	215,841
250,000	Marina Coast Water District Rev.	5.00	6/1/20	261,335
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	212,890
500,000	Northern CA Gas Auth. No. 1 Rev. [1]	0.92	7/1/27	354,025
2,100,000	Pittsburg Calif. Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	590,646
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	368,410
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	457,704
500,000	Richmond Community Redev. Agy. Tax Allocation	6.00	9/1/30	509,120
250,000	Richmond Joint Powers Fin. Auth. Rev. (Point Potrero)	6.25	7/1/24	261,480
500,000	Riverside Co. Redev. Agy. Tax Allocation (Interstate 215 Corridor)	6.00	10/1/25	498,525
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.74	6/1/39	302,995
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	292,430
250,000	San Joaquin Hills Toll Road Rev. Ref. (NATL-RE Insured)	5.25	1/15/30	192,282
385,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. [4]	4.88	3/1/16	360,849
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	262,685
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	376,736
350,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	1.31	12/1/37	275,006
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	313,635
400,000	Upland C.O.P. (San Antonio Community Hospital Proj.)	6.38	1/1/32	412,204
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	248,660
250,000	Vallejo City Unified School District Special Tax (Community Facilities District No. 2) (XLCA Insured)	4.15	9/1/31	172,980
500,000	Westminster School District G.O. [6]	5.37	8/1/24	232,640

				18,988,597

Colorado - 2.4%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	235,830
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	482,475
425,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	429,666
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	625,675
965,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.27	12/1/33	633,281
654,593	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	624,639
500,000	Regional Transportation District Private Activity Rev. (Denver Trans. Partners)	6.00	1/15/34	504,845

				3,536,411

Connecticut - 1.3%
300,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	303,801
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	492,165
500,000	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	501,040
500,000	Harbor Point Infrastructure Improvement District Special Obligation Rev. Tax Allocation	7.00	4/1/22	538,890
300,000	Mashantucket Western Pequot Tribe Sub. Special Rev. 2, [4,5]	5.75	9/1/18	113,985

				1,949,881

Delaware - 0.2%
500,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	346,455

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Florida - 5.7%
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	412,035
1,000,000	Capital Trust Agy. Rev. (American Opportunity Proj.) 2, [5]	5.88	6/1/38	319,790
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5]	4.75	6/1/13	107,130
415,000	Collier County Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	420,694
400,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) 2, [5]	5.13	5/1/16	160,280
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5]	5.75	5/1/13	31,980
300,000	Florida Hsg. Finance Corp. (FHLMC Collateralized)	5.05	1/1/27	307,902
250,000	Florida Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	258,235
35,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. 2, [5]	7.00	11/1/13	33,836
250,000	Gramercy Farms Community Dev. District Special Assessment 2, [5]	5.10	5/1/14	87,550
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	494,930
445,000	Jacksonville Economic Dev. Commission Health Care Facs. Rev. Ref.	6.00	9/1/17	443,825
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/11	170,500
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	492,945
1,000,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Lee Charter Foundation)	5.25	6/15/27	824,980
250,000	Magnolia Creek Community Dev. District Rev. 2, [5]	5.60	5/1/14	112,550
265,000	Miami-Dade Co. Special Obligation (NATL-RE Insured) [6]	5.44	10/1/33	57,569
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	5/1/13	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.96	11/1/15	110,327
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.85	11/1/18	111,837
140,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.40	5/1/38	81,246
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.80	5/1/38	127,484
750,000	Riverwood Estates Community Dev. District Special Assessment 2, [5]	5.00	5/1/13	129,375
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	676,065
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	462,670
340,000	St. Lucie West Services District Rev. (NATL-RE Insured)	6.00	10/1/22	347,932
600,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	600,108
650,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	458,744
650,000	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/12	286,195
50,000	West Villages Improvement District Special Assessment Rev. (Unit of Dev. No. 3) 2, [5]	5.50	5/1/37	22,305
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. 2, [5]	5.25	5/1/13	178,785

				8,329,806

Georgia - 2.0%
250,000	Atlanta Airport General Rev. Ref. (NATL-RE FGIC Insured)	5.75	1/1/20	252,122
1,355,000	East Point Tax Allocation	8.00	2/1/26	1,363,333
300,000	Georgia State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	309,294
750,000	Georgia State Environmental Loan Acquisition Corp. Rev.	5.13	3/15/31	768,885
250,000	Medical Center Hospital Auth. Rev. Ref. (Spring Harbor Green Island Proj.)	5.25	7/1/27	209,980

				2,903,614

Guam - 0.3%
450,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	370,719

Hawaii - 0.2%
350,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	8.00	11/15/33	366,331

Idaho - 0.5%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	466,442
250,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Victory Charter School Proj.)	5.63	7/1/21	239,045

				705,487

Illinois - 8.1%
10,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. (Section 8) (FHA Insured)	6.85	7/1/22	10,019

See accompanying notes to schedule of investments.
JUNE 30, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	407,655
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,056
500,000	IL Dev. Ref. Auth. Rev. Ref. (Chicago Charter School Foundation Proj.)	5.00	12/1/36	414,825
250,000	IL Fin. Auth. Rev.	6.00	10/1/24	251,302
250,000	IL Fin. Auth. Rev. (DePaul University)	6.00	10/1/32	262,588
250,000	IL Fin. Auth. Rev. (Local Government PG-Metro. Proj.)	5.00	12/1/24	245,675
500,000	IL Fin. Auth. Rev. (Luther Hillside Village Proj.)	5.25	2/1/37	420,350
250,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	189,478
395,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	384,509
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	599,720
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.13	10/1/27	99,675
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.25	10/1/37	99,175
160,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	157,456
250,000	Lake County Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	266,672
115,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	78,922
1,925,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	1,288,749
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	369,848
2,000,000	Malta Tax Allocation Rev.	5.75	12/30/25	1,270,400
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	327,691
310,000	Northern Illinios University Rev. (Auxiliary Facs.) (AGM Insured)	5.50	4/1/26	325,109
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	517,465
2,475,000	Southwestern IL Dev. Auth. Rev. (Anderson Hospital Proj.)	5.63	8/15/29	2,391,642
440,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	331,962
635,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	603,206
280,000	St. Clair County Township High School District No. 203 O’Fallon G.O. (AMBAC Insured)	5.75	12/1/26	293,905

				11,873,054

Indiana - 1.9%
160,000	Crown Point Economic Dev. Rev. (Wittenberg Village Proj.)	6.50	11/15/13	158,123
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	308,400
370,000	East Chicago Redev. Commission Tax Allocation (Harborside Redev. Proj.)	5.50	1/15/16	359,588
100,000	Elkhart Co. Hospital Auth. Rev. (Elkhart General Hospital Proj.) (AMBAC-TCRS Insured)	5.25	8/15/28	98,112
400,000	Hammond Public Improvement Board Rev.	6.50	8/15/25	410,992
250,000	IN Finance Auth. Rev. (Drexel Foundation Educational Facs. Proj.)	6.00	10/1/21	246,778
360,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Foundation Northwest IN)	6.38	8/1/21	364,111
305,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Hospital of Anderson Proj.)	6.00	1/1/23	305,329
400,000	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) 2, [5]	5.25	2/15/28	92,800
500,000	Vigo Co. Hospital Auth. Rev. (Union Hospital, Inc. Proj.) [4]	5.50	9/1/27	433,250

				2,777,483

Iowa - 1.5%
500,000	Cedar Falls Community School District Rev.	5.13	6/1/25	514,565
410,000	IA Finance Auth. Sr. Hsg. Rev. Ref. (Walnut Ridge Proj.)	5.00	12/1/14	369,611
500,000	IA Finance Auth. Sr. Living Facs. Rev. (Deerfield Retirement Community, Inc.)	5.00	11/15/21	379,160
500,000	IA Student Loan Liquidity Corp. Rev.	5.25	12/1/24	499,825
250,000	Iowa Student Loan Liquidity Corp. Rev.	5.80	12/1/31	248,508
225,000	Mason City Community School District Rev.	5.00	7/1/29	220,552

				2,232,221

Kentucky - 0.2%
350,000	Kentucky Economic Development Fin. Auth. Rev.	6.63	10/1/28	350,892

Louisiana - 2.8%
253,458	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	262,643

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,010,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	1,025,887
1,575,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev.	5.70	12/1/38	1,668,035
185,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	196,244
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	253,598
750,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.87	2/15/36	523,980
111,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	114,989

				4,045,376

Maine - 0.2%
355,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	369,818

Maryland - 0.5%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	239,561
515,000	MD Health & Higher Education Facs. Auth. Rev. (Patterson Park School)	5.75	7/1/30	469,541

				709,102

Massachusetts - 1.2%
350,000	MA Dev. Fin. Agy. Rev. (Foxborough Regional Charter School)	6.38	7/1/30	351,662
100,000	MA Development Finance Agency Facs. Rev.	6.25	6/1/14	98,908
480,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	496,018
240,000	MA Education Finance Auth. Education Rev.	5.25	1/1/28	244,447
250,000	MA Health & Educational Facilities Auth. Rev.	6.00	7/1/22	253,962
250,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	254,432

				1,699,429

Michigan - 2.3%
345,000	Advanced Technology Academy Rev.	6.00	11/1/28	300,940
470,000	Flint Hospital Building Auth. Rev. (Hurley Medical Center)	6.00	7/1/20	452,314
250,000	MI Finance Auth. Ltd. Obligation Rev. (Public School Academy-University Learning Proj.)	6.25	11/1/20	246,162
250,000	MI Hospital Finance Auth. Rev. (Mid-Michigan Obligation Group Proj.)	6.13	6/1/34	258,128
115,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Black River School Proj.)	5.13	9/1/11	115,208
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	434,845
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Richfield Public School Proj.)	5.00	9/1/22	429,260
650,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	650,793
220,000	MI Strategic Fund Rev. (Detroit Edison Pollution Control Proj.)	5.45	9/1/29	220,141
345,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	288,713

				3,396,504

Minnesota - 2.5%
2,027,853	Intermediate School District 287 Lease Rev.	5.30	11/1/32	2,025,136
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	493,570
585,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	587,516
565,104	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	501,564

				3,607,786

Mississippi - 0.5%
300,000	MS Development Bank Rev. (Magnolia Reg. Health Center Proj.)	6.50	10/1/31	304,896
175,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	187,952
270,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	293,992

				786,840

Missouri - 4.1%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	418,590
480,000	Community Memorial Hospital District Rev.	6.68	12/1/34	489,859
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	230,540

See accompanying notes to schedule of investments.
JUNE 30, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Joplin Industrial Dev. Auth. Rev. Ref. (Christian Homes, Inc. Proj.)	5.50	5/15/17	1,009,920
500,000	Kansas City Industrial Dev. Auth. Multifamily Hsg. Rev. (Grand Blvd. Lofts)	5.00	1/1/12	499,975
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	490,380
500,000	Kirkwood Industrial Dev. Auth. Retirement Community Rev. (Aberdeen Heights)	7.00	11/15/15	501,115
750,000	Lakeside 370 Levee District Improvement Special Tax	7.00	4/1/28	688,410
475,000	Meadows Transportation Development Dist. Rev.	5.40	5/1/35	457,705
250,000	MO Health & Educational Facs. Auth. (Senior Living Facs.-Lutheran Senior)	5.38	2/1/35	226,318
500,000	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.)	6.00	9/1/24	505,080
400,000	Saline County Industrial Dev. Auth. Health Facs. Rev. (John Fitzgibbon Memorial Hospital)	5.00	12/1/20	401,160

				5,919,052

Montana - 0.8%
175,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	176,773
250,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.85	6/1/28	253,428
745,970	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	756,511

				1,186,712

Nebraska - 0.6%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5]	5.13	7/1/12	310,112
500,000	Nebraska Investment Fin. Auth. Single Family Hsg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.90	9/1/36	536,155

				846,267

Nevada - 2.5%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	250,315
415,000	Clark Co. Improvement Special Assessment (Summerlin Proj.)	4.85	2/1/17	390,656
600,000	Las Vegas Paiute Tribe Rev. (ACA Insured)	6.63	11/1/17	473,580
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	848,700
450,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	451,566
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	479,725
460,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	456,890
250,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.50	6/15/20	227,665

				3,579,097

New Hampshire - 0.9%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	837,018
200,000	Manchester Hsg. & Redev. Auth. Rev. (Radian-IBCC ACA Insured) [6]	5.25	1/1/19	95,972
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hosipital)	6.00	1/1/34	406,656

				1,339,646

New Jersey - 1.5%
750,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	6/1/27	771,862
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	248,552
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	4.75	12/1/29	249,712
965,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	965,907

				2,236,033

New Mexico - 1.3%
475,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	474,568
465,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	477,253
930,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	949,939

				1,901,760

New York - 0.9%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	247,780

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	Chautauqua County Capital Resource Corp. Rev. (Women’s Christian Assn. Proj.)	6.75	11/15/16	254,242
250,000	Monroe County Industrial Dev. Corp. Rev. (St. John Fisher College Proj.)	5.63	6/1/26	252,542
650,000	Ulster Co. Industrial Dev. Agy. Civic Facs. Rev.	5.25	9/15/16	599,924

				1,354,488

North Carolina - 0.5%
750,000	Buncome Co. Proj. Dev. Finance Rev. (Woodfin Downtown Corridor Dev.)	6.75	8/1/24	665,835

North Dakota - 0.3%
455,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	458,317

Ohio - 2.3%
425,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	348,492
250,000	Butler County Hospital Facs. Rev. (Kettering Health Network)	6.38	4/1/36	260,535
730,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	642,641
724,100	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	752,890
250,000	Erie Co. Hospital Facs. Rev. (Firelands Regional Medical Center Proj.)	5.63	8/15/32	230,968
400,000	Hamilton County Health Care Rev. (Life Enriching Communities Proj.)	6.13	1/1/31	388,924
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	606,270
155,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	158,991

				3,389,711

Oklahoma - 0.3%
500,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	476,655

Oregon - 0.7%
170,000	OR G.O. (Veterans Welfare Proj.)	5.25	10/1/42	170,168
595,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	525,504
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	265,539

				961,211

Pennsylvania - 3.4%
250,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	234,072
490,000	Butler County General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.90	10/1/34	289,644
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	250,948
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.95	5/1/37	386,016
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.20	8/15/42	146,562
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	559,490
250,000	PA Higher Educational Facs. Auth. Rev. (Philadelphia Univ.)	5.75	6/1/26	250,922
300,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	307,800
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	488,100
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	498,215
240,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	232,721
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	361,685
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.73	12/1/38	354,045
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) [6]	6.25	6/1/33	392,070
160,000	Philadelphia Hospital & Higher Education Facs. Auth. Hospital Rev. (Temple Univ. Hospital)	6.63	11/15/23	159,118

				4,911,408

Puerto Rico - 1.4%
500,000	Puerto Rico Electric Power Auth. Rev. Ref. [1]	0.88	7/1/25	372,105
500,000	Puerto Rico Highways & Transportation Auth. Rev. Ref. (AMBAC Insured) [1]	0.73	7/1/45	269,625
500,000	Puerto Rico Public Improvement G.O.	5.75	7/1/36	491,540
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	258,948
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	313,431

See accompanying notes to schedule of investments.
JUNE 30, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.11	8/1/57	273,485

				1,979,134

Rhode Island - 1.0%
565,000	RI Health & Education Building Corp. Rev. (Steere House Proj.)	5.80	7/1/20	534,756
345,000	RI Hsg. & Mtg. Finance Corp. Rev. (Home Ownership Opportunity Proj.)	5.63	10/1/38	356,202
500,000	RI Student Loan Auth. Sr. Rev.	5.75	12/1/27	510,670

				1,401,628

South Carolina - 0.4%
425,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	434,154
250,000	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) 1, [2,5]	5.15	11/15/42	99,800

				533,954

Tennessee - 1.1%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	287,620
240,000	Metro Govt. Nashville & Davidson Co. Industrial Dev. Board Rev. (GNMA Collateralized)	6.63	3/20/36	247,469
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	208,347
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	789,075
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16
1,000,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) 2, [5]	6.40	9/1/25	48,440
405,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) 2, [5]	7.50	9/1/25	4

				1,580,971

Texas - 7.7%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	967,980
85,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	78,753
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	212,965
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) 2, [5]	8.00	4/1/30	236,083
440,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	392,753
500,000	Clifton Higher Education Finance Corp. Education Rev. (Uplift Education Proj.)	6.00	12/1/30	459,210
1,883,000	Dallas Hsg. Finance Corp. Multifamily Mtg. Rev. (Towne Center Apts.) (GNMA Collateralized)	6.75	10/20/32	1,922,807
183,209	El Paso Hsg. Finance Corp. Single Family Mtg. Rev. (GNMA Collateralized)	6.18	4/1/33	192,430
1,327,160	Galveston Co. Municipal Utility District No. 52	6.16	9/1/11	1,061,463
500,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	509,955
100,000	Harris Co. Special Rev. Sr. Lien (Houston Sports Auth. Proj.) (NATL-RE Insured)	5.00	11/15/28	85,720
410,000	La Vernia Higher Education Finance Corp. Rev. (Friends Life Proj.)	6.00	2/15/18	404,690
465,000	Rio Grande Valley Health Facs. Dev. Corp. Hospital Rev. (Valley Baptist) (NATL-RE Insured)	6.40	8/1/12	465,656
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (C.C. Young Memorial Home Proj.)	6.50	2/15/14	492,410
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	249,208
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Sr. Living Center Proj.)	6.50	11/15/14	495,790
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	251,318
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.61	12/15/26	339,475
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.04	9/15/27	219,402
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	837,308
250,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Cosmos Foundation, Inc.)	6.00	2/15/30	241,558
500,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Idea Public School) (ACA Insured)	5.00	8/15/30	425,330
800,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Kipp, Inc. Proj.) (ACA Insured)	5.00	2/15/28	734,656

				11,276,920

Utah - 1.4%
250,000	Provo Charter School Rev. (Freedom Academy Foundation)	5.50	6/15/37	187,270
857,000	UT Assoc. Municipal Power System Rev.	5.00	5/1/27	762,062
300,000	Utah Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	310,203

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Utah Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	488,890
300,000	Utah Infrastructure Agy. Rev. (AGM Insured)	5.50	10/15/30	310,950

				2,059,375

Virginia - 1.8%
500,000	Farms New Kent Community Dev. Auth. Special Assessment	5.13	3/1/36	306,010
1,500,000	VA Hsg. Dev. Auth. Commonwealth Mtg. Rev. (NATL-RE GO of Authority Insured)	5.38	7/1/36	1,500,585
250,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	6.25	7/1/31	261,515
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	501,960

				2,570,070

Washington - 1.4%
665,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	628,265
500,000	WA Health Care Facs. Auth. Rev. (Swedish Health Services Proj.)	6.50	11/15/27	520,150
980,000	WA Hsg. Finance Commission Nonprofit Rev. (Skyline at First Hill Proj.)	5.10	1/1/13	917,564

				2,065,979

West Virginia - 0.9%
1,350,000	Pleasants Co. Pollution Control Rev. (Monongahela Power Co.) (AMBAC Insured)	6.15	5/1/15	1,352,632

Wisconsin - 2.7%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	284,415
960,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	5.60	2/15/29	960,029
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	253,720
495,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.) (ACA-CBI Insured)	5.63	11/15/32	495,074
300,000	WI Health & Education Facs. Auth. Rev. (Aurora Medical Group Proj.) (AGM Insured)	5.75	11/15/25	300,309
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	482,130
500,000	WI Health & Education Facs. Auth. Rev. (Ministry Health Care, Inc.)	5.50	8/15/30	513,315
200,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/23	206,424
250,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/32	253,645
200,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	195,844

				3,944,905

Total Municipal Bonds (cost: $158,967,232)				132,889,224

Closed-End Mutual Funds - 6.9%
45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)			475,338
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)			449,878
54,500	BlackRock MuniYield Florida Fund (MYF)			728,665
66,500	BlackRock MuniYield Insured Fund (MYI)			833,910
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)			318,291
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)			285,660
208,600	DWS Municipal Income Trust (KTF)			2,484,426
12,390	Eaton Vance National Municipal Income Trust (FEV)			149,919
31,200	Invesco PA Value Muni Income Trust (VPV)			399,360
17,300	Invesco Quality Muni (IQT)			223,689
9,100	Invesco Select Sector Muni Trust (VKL)			104,286
36,800	Invesco Van Kampen Advantage Muni Income Trust (VKI)			432,032
25,889	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)			356,492
25,923	Managed Duration Investment Grade (MZF)			355,664
11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)			159,120
21,500	Nuveen Premier Municipal Income Fund (NPF)			287,885
81,332	Nuveen Premium Income Fund (NPM)			1,103,677

See accompanying notes to schedule of investments.
JUNE 30, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

77,011	Putnam Municipal Opportunities Trust (PMO)	863,293

Total Closed-End Mutual Funds (cost: $9,836,206)		10,011,585

Short-Term Securities - 2.5%
3,647,029	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $3,647,029)		3,647,029

Total Investments in Securities - 100.5% (cost: $172,450,467)		146,547,838
Other Assets and Liabilities, net - (0.5%)		(689,934)

Total Net Assets - 100.0%		$145,857,904

[1]	Variable rate security. Rate disclosed is as of June 30, 2011.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2011 was $4,811,845 and represented 3.3% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2011 was $3,479,223 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2011 was $4,811,845 and represented 3.3% of net assets.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[9]

Municipal Lease Security. The total value of such securities as of June 30, 2011 was $1,220,425 and represented 0.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of June 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Short-Term Securities	3,647,029	—	—	3,647,029
Closed-End Mutual Funds	10,011,585	—	—	10,011,585
Municipal Bonds	—	132,889,224	—	132,889,224

Total:	13,658,614	132,889,224	—	146,547,838

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 95.7%
Education/Student Loan - 11.9%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,158,789
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Public Schools Academy)	5.00	11/1/21	2,294,825
6,793,308	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,784,205
665,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	480,356
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	617,662
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	937,582
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	599,466
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	158,070
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	900,840
1,973,337	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	2,003,272
1,789,936	MN Higher Education Fac. Auth. Rev. (College of St. Catherine)	4.75	4/26/27	1,714,669
500,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	5.00	10/1/29	486,540
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	785,602
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,022,170
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	776,160
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,363,236
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,870,596
250,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College-H)	5.13	12/1/40	232,280
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College-H)	5.25	12/1/35	480,695
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,339,762
194,083	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	195,415
2,500,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,535,225
728,401	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	555,952
340,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	343,682
300,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	271,782
320,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	326,275
1,650,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	1,628,996
685,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/12	693,453
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/14	600,756
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,454,745
605,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	590,964
255,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (New Spirit Charter School Proj.)	6.50	12/1/12	262,102
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	526,260
100,000	Victoria Private School Fac. Rev. (Holy Family Catholic High School Proj.)	5.20	9/1/11	100,143

				36,092,527

General Obligation - 3.3%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,052,880
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,541,228
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	686,510
500,000	Northern Mariana Islands Commonwealth G.O. [11]	5.00	10/1/22	411,910
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.75	7/1/36	983,080
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	1,044,330
4,000,000	Puerto Rico Public Improvement G.O. [11]	6.50	7/1/40	4,282,360
100,000	St. Paul Street Improvement Special Assessment G.O.	5.30	3/1/12	100,401

				10,102,699

Hospital/Health Care - 18.4%
1,500,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/24	1,500,615
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,064,968
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	389,472

See accompanying notes to schedule of investments.
JUNE 30, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	372,264
10,000	Crookston Nursing Home & Multifamily Hsg. Rev. (Villa St. Vincent Proj.)	5.50	9/1/11	9,994
405,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.)	2.14	8/1/34	405,207
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.)	2.39	8/1/34	1,476,495
1,500,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,532,625
70,000	Duluth Economic Dev. Auth. Health Care Fac. Rev. (St. Luke’s Hospital Proj.)	6.00	6/15/12	70,069
910,665	Duluth Hsg. & Redev. Auth. Sr. Hsg. (Lakeshore Proj.)	4.00	8/20/34	886,460
746,105	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) [1]	4.50	12/20/35	714,127
590,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	585,404
1,925,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	5.00	4/1/25	1,866,210
125,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.30	11/1/11	124,351
135,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.40	11/1/12	133,556
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.25	9/15/18	970,223
705,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.30	9/15/28	626,759
140,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes Care)	5.00	10/1/11	140,213
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	744,978
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,206,672
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,485,015
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	610,158
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	250,020
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	263,798
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,317,767
300,000	Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) (AMBAC Insured)	5.00	11/15/30	291,285
1,000,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	948,860
200,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	174,236
500,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.75	1/1/19	488,560
530,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.80	1/1/24	493,939
180,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	164,826
1,330,000	MN Agricultural & Economic Dev. Board Rev. (Evangelical Lutheran Good Samaritan Society Proj.)	6.63	8/1/25	1,351,346
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,066
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,421
150,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.60	3/1/12	149,356
920,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	800,510
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,102,867
500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.13	7/1/20	514,160
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,467,270
1,020,000	Sartell Health Care & Hsg. Facs. Rev. (Foundation for Healthcare Proj.)	6.63	9/1/29	1,001,099
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,004,220
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,011,810
125,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.10	9/1/25	125,052
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,309,277
4,000,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,050,240
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	1,988,700
160,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Hospital Proj.)	5.00	2/1/15	167,474
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	358,351
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	509,750
1,500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	1,380,870
70,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Model Cities Health Center)	6.50	11/1/11	69,894
1,365,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.20	5/15/13	1,368,563
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,122,650
1,883,680	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	1,671,879
50,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	48,960

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,210,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (Franciscan Health Community)	7.00	7/1/21	1,210,048
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,488,000
920,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/35	844,293
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,228,201

				55,794,453

Industrial/Pollution Control - 1.9%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,263,972
505,000	Owatonna Industrial Dev. Rev. (Slidell, Inc. Proj.) 2, [5,8]	8.48	5/1/17	101,000
2,195,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	2,250,753
980,000	White Earth Band of Chippewa Indians Rev. (ACA Insured)	7.00	12/1/11	992,054

				5,607,779

Insured - 4.9%
2,000,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/37	1,872,300
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	493,895
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. (NATL-RE FGIC Insured)	5.00	1/1/25	1,785,385
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,064,511
1,000,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,083,170
350,000	Plymouth Health Facs. Rev. (West Health Proj.) (AGM Insured)	6.13	6/1/24	350,462
160,000	Puerto Rico Industrial, Tourist, Education, Medical & Envir. Control Facs. Rev. (NATL-RE Insured)[11]	6.25	7/1/16	160,530
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	995,790
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,077,650
500,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.50	7/1/27	517,895
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) 1, [11]	2.19	7/1/20	893,680
1,000,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,022,710
2,010,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,399,056

				14,717,034

Multifamily Mortgage - 17.5%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	778,422
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	250,785
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	300,537
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	377,812
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	387,264
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	992,020
1,000,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	996,010
355,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) [8]	5.38	9/1/14	350,083
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	427,075
250,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	226,045
700,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	700,007
545,000	Coon Rapids Senior Hsg. Rev. Ref. (Epiphany Sr. Citizens Hsg. Corp. Proj.)	5.80	11/1/15	527,936
2,565,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,145,982
470,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.00	8/20/21	494,468
675,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.15	8/20/31	709,513
1,635,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.20	2/20/43	1,718,352
50,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.00	10/1/11	49,874
155,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.10	10/1/12	153,069
165,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	160,921
300,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	5.75	10/1/17	285,966
290,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	6.00	10/1/21	267,998
140,000	Fairmont Hsg. Fac. Rev. (Homestead-GEAC Proj.)	6.63	10/1/11	140,004
295,000	Fairmont Hsg. Fac. Rev. (Homestead-GEAC Proj.)	6.88	10/1/14	294,448

See accompanying notes to schedule of investments.
JUNE 30, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
695,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/25	664,448
2,000,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/29	1,847,420
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,537,210
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	211,976
1,295,000	Lake Crystal Hsg. Rev. (Ecumen-Second Century Proj.)	5.63	9/1/28	1,254,052
1,400,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,294,342
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,539,901
4,000,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	3,948,560
695,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	661,438
295,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) [8]	5.95	5/1/30	295,428
350,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.10	7/20/13	350,676
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	975,751
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,627,448
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	84,712
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	254,860
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,576,435
125,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	5.45	8/1/11	125,422
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,703,708
1,320,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,348,789
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	499,330
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,561,995
650,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	644,104
110,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.35	8/1/15	110,942
200,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.63	8/1/20	193,706
550,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.75	8/1/25	512,276
250,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	6.00	8/1/31	230,040
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	912,100
160,000	Oakdale Multifamily Sr. Hsg. Rev. Ref. (Oak Meadows Proj.)	5.00	4/1/12	159,941
260,000	Puerto Rico Hsg. Fin. Auth. Rev. (Capital Funding Proj.) (HUD Section 3) [11]	4.60	12/1/24	259,605
500,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	473,210
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	421,275
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	444,967
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	463,543
250,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.) (Gty. Agmt. Samaritan Bethany)	7.38	12/1/41	252,705
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Ref. (Northway Manor Apts. Proj.) (HUD Sect. 8)	5.35	12/1/18	601,422
1,195,000	St. Cloud Hsg. & Redev. Auth. Multifamily Rev. (Germain Towers Proj.) (HUD Section 8)	5.90	9/1/20	1,198,155
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	236,333
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	269,976
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	171,638
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	147,108
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	146,488
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,026,940
140,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. (Sun Cliffe Apts. Proj.) (GNMA Collat. FHA Insd.)	5.88	7/1/15	140,385
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. (Series Center Proj.)	5.20	11/1/22	881,650
400,000	St. Paul Hsg. & Redev. Auth. Rev. (Rossy & Richard Schaller Proj.)	5.15	10/1/42	305,328
525,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	509,796
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	112,616
580,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Briar Pond Apartments Proj.) (GNMA Collat.)	5.50	2/20/14	580,412
695,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Woodland Park Apartments Proj.) (CNTY Gty.)	4.70	10/1/26	696,494
705,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	695,426

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	213,235

				53,110,308

Municipal Lease [9] - 3.4%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	491,415
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	490,205
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	490,415
1,608,352	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,559,217
1,000,000	Greenway Independent School District No 316 C.O.P.	5.00	2/1/23	992,410
500,000	Greenway Independent School District No 316 C.O.P.	5.00	2/1/23	496,205
46,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	46,152
289,327	Intermediate School District 287 Lease Rev.	4.78	3/15/13	291,153
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,047,680
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,289,700
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	398,180
245,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	238,814
1,378,393	Winona School District 861 Lease Purchase	6.04	8/1/24	1,378,738

				10,210,284

Other Revenue Bonds - 10.5%
1,030,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	1,038,158
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	426,666
682,487	Crystal Governmental Fac. Rev.	5.10	12/15/26	672,284
1,000,000	Guam Govt. Hotel Occupancy Tax Rev. [11]	6.00	11/1/26	1,032,140
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	223,887
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	476,900
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,452,405
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	401,616
245,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	242,692
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	221,333
315,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.50	2/1/13	314,606
125,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.80	2/1/13	125,502
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,020,850
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,153,180
1,190,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,103,344
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) 6, [11]	8.40	7/1/28	93,548
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	484,715
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	432,640
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	968,930
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	513,930
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	504,900
1,195,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,009,309
1,093,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	1,021,474
480,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	486,043
785,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	754,668
1,075,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	968,768
947,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	893,816
2,967,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.80	3/1/29	2,806,574
1,832,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.90	3/1/29	1,750,916
100,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (US Bank Operations Center Proj.)	5.70	8/1/12	100,136
750,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (US Bank Operations Center Proj.)	6.13	8/1/19	745,005
390,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/11	390,523
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	815,304

See accompanying notes to schedule of investments.
JUNE 30, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
2,525,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	2,179,075
2,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	1,932,900
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	746,417
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	291,411
1,000,000	Virgin Islands Public Finance Auth. Rev. (Diago Proj.) [11]	6.63	10/1/29	1,045,190

				31,841,755

Public Facilities - 0.5%
50,000	MN Agricultural Society State Fair Rev.	5.00	9/15/20	51,118
255,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.00	2/1/16	255,301
125,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.10	2/1/18	125,089
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,042,739

				1,474,247

Sales Tax Revenue - 0.8%
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	522,385
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	1,017,930
1,000,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.75	8/1/32	813,870

				2,354,185

Single Family Mortgage - 14.0%
1,000,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	968,200
1,500,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,498,920
1,248,142	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	1,313,757
257,969	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	269,983
1,715,974	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	1,818,383
1,000,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	997,200
247,707	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	238,715
250,111	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	260,673
627,769	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	664,324
2,648,665	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	2,801,361
1,198,277	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	1,257,364
570,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	589,095
3,125,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	3,129,938
200,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	5.10	7/1/38	192,900
6,060,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	6,086,058
750,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	767,790
1,605,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	1,654,129
1,945,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,959,510
435,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	437,871
320,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	336,662
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.30	7/1/11	45,005
85,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.45	1/1/17	85,836
35,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.70	1/1/17	35,355
305,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.85	7/1/19	305,357
1,285,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	1,332,661
1,730,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	6.00	7/1/22	1,755,016
1,000,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	965,210
1,950,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,935,590
690,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.00	1/1/20	690,642
965,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	1,006,717
1,870,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,866,840
1,865,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,865,000
1,285,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	1,305,329

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
175,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.60	7/1/13	175,570
1,360,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	1,391,212
175,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.90	7/1/25	175,156
15,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.90	7/1/29	15,064
25,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	6.00	1/1/16	25,063
325,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (NATL-RE Insured)	5.35	7/1/17	338,455

				42,557,911

Transportation - 2.2%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,640,750
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,489,780
1,000,000	Puerto Rico Highways & Transportation Auth. Rev. Ref. (AMBAC Insured) 1, [11]	0.73	7/1/45	539,250

				6,669,780

Utility - 6.4%
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,034,140
2,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,096,480
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,015,470
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,469,336
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,073,880
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	732,557
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,004,280
500,000	North Branch Electric System Rev.	5.75	8/1/28	522,105
2,000,000	Puerto Rico Electric Power Auth. Rev. (NATL-RE FGIC Insured) [11]	5.00	7/1/22	2,030,040
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. 1, [11]	0.88	7/1/25	930,262
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,102,420
3,450,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) [1]	1.72	1/1/13	3,394,455
175,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) [6]	5.08	1/1/26	87,092
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	781,217

				19,273,734

Total Municipal Bonds (cost: $292,239,730)				289,806,696

See accompanying notes to schedule of investments.
JUNE 30, 2011	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Closed-End Mutual Funds - 0.7%
37,696	First American Minnesota Municipal Income Fund II (MXN)	537,922
112,998	MN Municipal Income Portfolio (MXA)	1,620,391

Total Closed-End Mutual Funds (cost: $2,006,620)		2,158,313

Short-Term Securities - 4.0%
12,103,833	Wells Fargo Advantage Minnesota Money Market Fund, 0.01%
Total Short-Term Securities (cost: $12,103,833)		12,103,833

Total Investments in Securities - 100.4% (cost: $306,350,183)		304,068,842
Other Assets and Liabilities, net - (0.4%)		(1,122,277)

Total Net Assets - 100.0%		$302,946,565

[1]	Variable rate security. Rate disclosed is as of June 30, 2011.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2011 was $101,000 and represented 0.03% of net assets.
[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2011 was $101,000 and represented 0.03% of net assets.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2011, 12.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2011 was $10,210,284 and represented 3.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2011 was $21,304,962 and represented 7.0% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of June 30, 2011 is as follows (see securities valuation in the notes to schedules of investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Short-Term Securities	12,103,833	—	—	12,103,833
Closed-End Mutual Funds	2,158,313	—	—	2,158,313
Municipal Bonds	—	289,806,696	—	289,806,696

Total:	14,262,146	289,806,696	—	304,068,842

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit High Income Municipal Bond Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 46.4%
Alabama - 3.9%
300,000	Bessemer Medical Clinic Rev. (Bessemer Carraway) (NATL-RE Insured)	7.25	4/1/15	300,897

Alaska - 2.1%
150,000	Matanuska-Susitna Boro C.O.P (Animal Care) [9]	5.75	3/1/23	160,128

Arizona - 0.1%
10,000	Pima Co. Industrial Dev. Auth. Education Rev. (Center For Academic Success Proj.) [4]	5.38	7/1/22	9,402

California - 6.7%
250,000	El Paso De Robles Redevelopment Agency Tax Allocation	6.38	7/1/33	261,540
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	248,660

				510,200

Florida - 1.8%
100,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) 2, [5]	5.13	5/1/16	40,070
250,000	Gramercy Farms Community Dev. District Special Assessment 2, [5]	5.10	5/1/14	87,550
25,000	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5]	5.00	11/1/12	11,007

				138,627

Illinois - 8.7%
320,000	Cook Co. School District No. 148 Rev. (Dolton)	5.50	12/1/27	307,939
170,000	IL Fin. Auth. Rev. (Community Rehab. Providers Facs.)	4.20	7/1/11	169,990
150,000	IL Health Facs. Auth. Rev. (Centegra Health Sys.) (AMBAC-TCRS Insured)	5.25	9/1/24	149,997
82,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	32,849

				660,775

Maine - 2.0%
150,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	156,261

Missouri - 6.5%
500,000	Kansas City Industrial Dev. Auth. Multifamily Hsg. Rev. (Grand Blvd. Lofts)	5.00	1/1/12	499,975

Nevada - 3.6%
300,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.50	6/15/20	273,198

North Dakota - 3.2%
250,000	ND Hsg. Fin. Agency (Home Mtge. Fin.) (GO of AGY. Insured)	5.05	7/1/40	245,075

Ohio - 3.6%
138,500	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	144,007
165,000	Toledo-Lucas Co. Special Assessment Rev. (Town Square)	5.40	11/1/36	127,695

				271,702

Pennsylvania - 1.4%
100,000	Quakertown General Auth. Health Rev. (Lifequest) (GNMA Collateralized)	6.05	7/20/24	104,244

Texas - 2.4%
162,877	Galveston Co. Municipal Utilities Bond Anticipation Notes Rev.	6.16	9/1/11	130,269
50,000	Harris Co. Hsg. Fin. Corp. Multi Family Hsg. Rev. Sr. Lien (Windsor Hsg. Found.) Escrowed to Maturity	6.30	6/1/25	50,240

				180,509

Wisconsin - 0.4%
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/22	33,000

Total Municipal Bonds (cost: $3,925,655)				3,543,993

See accompanying notes to schedule of investments.
JUNE 30, 2011	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Sit High Income Municipal Bond Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Closed-End Mutual Funds - 3.9%
14,300	Invesco Van Kampen Advantage Muni Income Trust (VKI)	167,882
9,700	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)	133,569

Total Closed-End Mutual Funds (cost: $284,560)		301,451

Short-Term Securities - 45.9%
3,505,835	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $3,505,835)		3,505,835

Total Investments in Securities - 96.2% (cost: $7,716,050)		7,351,279
Other Assets and Liabilities, net - 3.8%		289,756

Total Net Assets - 100.0%		$7,641,035

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2011 was $171,476 and represented 2.2% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2011 was $282,600 and represented 3.7% of net assets. These securities have have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2011 was $171,476 and represented 2.2% of net assets.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[9]

Municipal Lease Security. The total value of such security as of June 30, 2011 was $160,128 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of June 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Short-Term Securities	3,505,835	—	—	3,505,835
Closed-End Mutual Funds	301,451	—	—	301,451
Municipal Bonds	—	3,543,993	—	3,543,993

Total:	3,807,286	3,543,993	—	7,351,279

See accompanying notes to schedule of investments.
20

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2011

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by the Adviser and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of June 30, 2011 is included with the Funds’ schedule of investments.

At June 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Tax-Free Income	$1,797,525	($27,700,154)	($25,902,629)	$172,450,467
Minnesota Tax-Free Income	4,599,310	(6,880,651)	(2,281,341)	306,350,183
High Income Municipal Bond	79,485	(444,256)	(364,771)	7,716,050

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Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 1, 2011

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	August 1, 2011